Investment in subsidiaries	12 Months Ended
Dec. 31, 2020
Disclosure of investment in subsidiaries [Abstract]
Investment in subsidiaries

6.	Investment in subsidiaries

(a)	The summarized financial information of the controlling company and the Group’s major subsidiaries as of December 31, 2019 and 2020 is as follows:

	2019				2020
Investees(*1)(*2)	Asset balance		Liability balance	Equity balance	Asset balance	Liability balance	Equity balance
Shinhan Financial Group (separate)	~~W~~	32,261,322	9,795,896	22,465,426	35,483,914	10,426,817	25,057,097
Shinhan Bank		392,723,044	366,629,929	26,093,115	427,675,103	400,009,589	27,665,514
Shinhan Card Co., Ltd.		32,917,910	26,769,044	6,148,866	34,885,223	28,465,675	6,419,548
Shinhan Investment Corp.		37,375,487	33,138,930	4,236,557	46,632,433	42,258,341	4,374,092
Shinhan Life Insurance Co., Ltd.		34,133,649	32,062,490	2,071,159	36,777,496	34,232,052	2,545,444
Orange Life Insurance Co., Ltd.		32,841,359	29,654,711	3,186,648	33,813,587	30,574,073	3,239,514
Shinhan Capital Co., Ltd.		7,566,428	6,612,519	953,909	8,901,349	7,710,010	1,191,339
Jeju Bank		6,192,927	5,695,223	497,704	6,531,838	6,022,397	509,441
Shinhan Credit Information Co., Ltd.		25,292	10,044	15,248	27,806	10,826	16,980
Shinhan Alternative Investment Management Inc.		87,694	75,665	12,029	87,053	71,591	15,462
Shinhan BNP Paribas Asset Management Co., Ltd.		184,203	19,678	164,525	191,127	20,530	170,597
SHC Management Co., Ltd.		9,639	—	9,639	9,644	—	9,644
Shinhan DS		89,141	67,954	21,187	95,150	70,916	24,234
Shinhan Savings Bank		1,602,902	1,418,317	184,585	1,842,231	1,635,433	206,798
Asia Trust Co., Ltd.		172,793	43,933	128,860	259,899	85,274	174,625
Shinhan AITAS Co., Ltd.		77,086	10,962	66,124	87,378	12,159	75,219
Shinhan REITs Management Co., Ltd.		45,832	5,619	40,213	52,555	8,582	43,973
Shinhan AI Co., Ltd.		42,402	1,674	40,728	42,903	1,890	41,013
Neoplux Co., Ltd.		—	—	—	72,550	12,697	59,853

(*1)	The consolidated financial statements of the consolidated subsidiaries are based on consolidated financial statements, if applicable.
(*2)

Trusts, beneficiary certificates, securitization special limited liability companies, associates and private equity investment specialists that are not actually operating their own business are excluded.

(b)	The summarized income information of the controlling company and the Group’s major subsidiaries for the years ended December 31, 2018, 2019 and 2020 is as follows:

	2018				2019			2020
Investees(*1)(*2)	Operating Income		Net Income	Comprehensive Income	Operating Income	Net Income	Comprehensive Income	Operating Income	Net Income	Comprehensive Income
Shinhan Financial Group (separate)	~~W~~	1,519,197	1,234,883	1,234,044	1,480,030	1,129,173	1,127,202	1,718,407	1,274,443	1,274,892
Shinhan Bank		19,731,711	2,279,362	2,333,266	23,145,476	2,329,268	2,527,665	25,049,392	2,078,232	1,911,575
Shinhan Card Co., Ltd.		3,752,232	517,761	477,135	3,892,257	509,032	486,114	4,091,178	606,554	599,451
Shinhan Investment Corp.		5,279,567	251,268	269,058	6,139,926	220,764	225,963	9,290,965	154,531	147,210
Shinhan Life Insurance Co., Ltd.		5,633,679	131,021	150,997	5,413,175	123,870	326,783	5,405,933	177,834	227,596
Orange Life Insurance Co., Ltd. (*3)		—	—	—	4,662,085	271,455	433,510	4,456,340	279,282	132,425
Shinhan Capital Co., Ltd.		439,031	103,400	100,317	455,246	126,050	123,032	626,455	160,583	162,134
Jeju Bank		224,766	27,446	30,579	239,732	27,934	30,519	214,615	17,521	16,557
Shinhan Credit Information Co., Ltd.		37,616	1,392	985	38,648	507	658	42,658	1,493	1,650
Shinhan Alternative Investment Management Inc.		21,590	(780)	(780)	32,401	2,144	2,144	17,219	3,433	3,433
Shinhan BNP Paribas Asset Management Co., Ltd.		78,378	18,868	18,980	84,256	23,090	22,655	88,870	26,663	26,663
SHC Management Co., Ltd.		140	309	309	154	82	82	70	5	5
Shinhan DS		99,279	1,314	1,525	138,697	2,074	1,292	164,327	1,862	2,845
Shinhan Savings Bank		94,636	19,384	18,919	116,849	23,122	22,972	123,590	26,953	26,888
Asia Trust Co., Ltd. (*3)		—	—	—	54,920	18,098	18,128	102,816	45,791	45,765
Shinhan AITAS Co., Ltd.		44,729	8,461	8,461	51,823	10,821	10,821	58,599	13,020	12,954
Shinhan REITs Management Co., Ltd.		7,386	3,564	3,552	7,342	7,414	7,411	12,176	3,764	3,764
Shinhan AI Co., Ltd.		—	—	—	3,088	(654)	(654)	10,246	304	284
Neoplux Co., Ltd. (*3)		—	—	—	—	—	—	3,500	(1,146)	(1,015)

(*1)	The consolidated financial statements of the consolidated subsidiaries are based on consolidated financial statements, if applicable.
(*2)

Trusts, beneficiary certificates, securitization special limited liability companies, associates and private equity investment specialists that are not actually operating their own business are excluded.

(*3)	For the acquired company, the amount is from the consolidated statements of comprehensive income for the period after the acquisition point.

(c)	Change in the scope of consolidation

i) Change in consolidated subsidiaries for the year ended December 31, 2019 are as follows:

	Company	Description
Included	Orange Life Insurance Co., Ltd.	Newly acquired subsidiary
	Asia Trust Co., Ltd.	Newly acquired subsidiary
	Shinhan Vietnam Finance Co.,Ltd	Newly acquired subsidiary
	Shinhan AI Co., Ltd.	Newly invested subsidiary

(*)	Subsidiaries such as trust, beneficiary certificate, corporate restructuring fund and private equity fund which are not actually operating their own business are excluded.

ii) Change in consolidated subsidiaries for the year ended December 31, 2020 are as follows:

	Company	Description
Included	Neoplux Co., Ltd.	Newly acquired subsidiary
Included	SBJDNX	Newly invested subsidiary
Included	Shinhan Financial Plus	Newly invested subsidiary
Excluded	Shinhan Asia Ltd.	Liquidation

(*)	Subsidiaries such as trust, beneficiary certificate, corporate restructuring fund and private equity fund which are not actually operating their own business are excluded.